Prospectus Supplement
dated March 6, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                          59305 2/2000
Prospectuses dated April 30, 1999

1. In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Income Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers any of the proceeding funds) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.


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                              Year     Business experience (at least 5 years)
                             ------    -------------------------------------------
Putnam VT Diversified
Income Fund

David L. Waldman              1998      1997-Present           Putnam Management
Managing Director                       Prior to June 1997     Lazard Freres

The Core Fixed Income Team

Putnam VT The George Putnam
Fund of Boston

Edward P. Bousa               1998      1998-Present           Putnam Management
Senior Vice President

James M. Prusko               1998      1992-Present           Putnam Management
Senior Vice President

The Core Fixed Income Team

Putnam VT Global Growth Fund

Robert J. Swift               1996      1995-Present           Putnam Management
Managing Director                       Prior to August 1995   IAI International/Hill
                                                               Samuel
                                                               Investment Advisors

Kelly A. Morgan               1997      1996-Present           Putnam Management
Managing Director                       Prior to Dec. 1996     Alliance Capital
                                                               Management L.P.

Lisa H. Svensson              1998      1994-Present           Putnam Management
Senior Vice President                   Prior to July 1994     Lord Abbett & Co.

Manuel Weiss                  1998      1987-Present           Putnam Management
Senior Vice President

Stephen P. Dexter             2000      1999-Present           Putnam Management
Senior Vice President                   Prior to June 1999     Scudder Kemper Inc.

Putnam VT High Yield Fund

Rosemary H. Thomsen           1997      1986-Present           Putnam Management
Senior Vice President

The Credit Team

Putnam VT International Growth Fund

Justin M. Scott               1996      1988-Present           Putnam Management
Managing Director

Omid Kamshad                  1996      1996-Present           Putnam Management
Managing Director                       Prior to Jan. 1996     Lombard Odier
                                                               International

Mark D. Pollard               1999      1990-Present           Putnam Management
Managing Director

Paul C. Warren                1999      1997-Present           Putnam Management
Senior Vice President                   Prior to May 1997      IDS Fund Management

Joshua L. Byrne               2000      1993-Present           Putnam Management
Senior Vice President

Putnam VT International New Opportunities Fund

Robert J. Swift               1996      1995-Present           Putnam Management
Managing Director                       Prior to Aug. 1995     IAI International/Hill
                                                               Samuel
                                                               Investment Advisors

Carmel Peters                 1999      1997-Present           Putnam Management
Senior Vice President                   Prior to May 1997      Wheelock Natwest
                                                               Investment
                                                               Management, Hong Kong
                                        Prior to Feb. 1996     Rothschild Asset
                                                               Management
                                                               Asia Pacific, Hong Kong

Stephen P. Dexter             1999      1999-Present           Putnam Management
Senior Vice President                   Prior to June 1999     Scudder Kemper Inc.

Putnam VT Income Fund

James M. Prusko               2000      1992-Present           Putnam Management
Senior Vice President

The Core Fixed Income Team

Putnam VT Utilities Growth and Income Fund

Krishna K. Memani             1999      1998-Present           Putnam Management
Managing Director                       Prior to Sept. 1998    Morgan Stanley & Co.

The Credit Team

Putnam VT Voyager Fund

Robert R. Beck
Managing Director             1995      1989-Present           Putnam Management

Roland W. Gillis              1995      1995-Present           Putnam Management
Managing Director                       Prior to March 1995    Keystone Custodian
                                                               Funds, Inc.

Michael P. Stack              1997      1997-Present           Putnam Management
Senior Vice President                   Prior to Nov. 1997     Independence Investment
                                                               Associates, Inc.

Charles H. Swanberg           1994      1984-Present           Putnam Management
Senior Vice President

Paul Marrkand                 2000      1987-Present           Putnam Management
Senior Vice President

2. a. Under the section "What are the funds' main investment strategies and related risks? - Putnam VT Diversified Income Fund" the first paragraph is replaced as follows:

   The fund pursues its goal by investing a portion of its assets in each of the following three sectors:

   b. Under the section "What are the funds' main investment strategies and related risks? - Putnam VT Diversified Income Fund - U.S. Government and Investment Grade Sector" the second paragraph is replaced as follows

   Under normal market conditions, the fund will invest 15% of its net assets in U.S. government securities. Some of the government securities are supported by the full faith and credit of the United States, while others are supported only by the credit of a government entity.

   c. Under the section "What are the funds' main investment strategies and related risks? - Putnam VT Diversified Income Fund - International Sector" the second paragraph is deleted.


S-6468-41                                                           HV-2566

400027-11                                                            048181

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